Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Disclosure [Abstract]
Remainder of 2014	$ 2.4
2015	3.2
2016	3.1
2017	282.2
2018
Thereafter	400.0
Total	$ 690.9